RESEARCH AND DEVELOPMENT EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and Development Expenses [Line Items]
Salaries and related expenses	$ 1,698	$ 1,506	$ 1,839
Share-based compensation	408	516	(65)
Depreciation	25	17	10
Others	1,210	1,092	899
Total research and development expenses, net	10,008	10,474	7,618
Research and development, net [Member]
Research and Development Expenses [Line Items]
Salaries and related expenses	6,173	5,316	4,410
Share-based compensation	165	421	234
Materials	1,792	1,944	1,508
Subcontractors and consultants	807	764	311
Depreciation	123	98	138
Cost for registration of patents	164	132	126
Others	784	1,889	1,099
Research and development	10,008	10,564	7,826
Less participation of the IIA		(90)	(208)
Total research and development expenses, net	$ 10,008	$ 10,474	$ 7,618